Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Schedule of Other Current Assets	Other current assets consisted of the following:
	As of December 31,
	2023	2022
	US$	US$

Custodian assets held by FTX	9,826,600	9,826,600
Deposits due from third parties	1,879,821	184,390
Interest receivable - fixed deposits	57,695	81,095
Others	5,505	35,292
Total	11,769,621	10,127,377
Less: Allowance for credit losses	(9,926,355)	(9,826,600)
	1,843,266	300,777

Schedule of Activity in Allowance for Credit Losses	The following table presents the activity in allowance for credit losses for the years ended December 31,2023 and 2022:
	As of December 31,
	2023	2022
	US$	US$

Opening balance	9,826,600	-
Credit loss expense	99,755	9,826,600
Closing balance	9,926,355	9,826,600